Concentration of Credit Risks	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of Credit Risks
17. Concentration of Credit Risks

Customers

The Company’s vessels are chartered under either a time charter contract, a voyage charter contract, or a contract of affreightment. Under a time charter contract, no security is provided for the payment of charter hire however, payment is typically required monthly in advance. Under a voyage charter contract or a contract of affreightment, it may be possible to place a lien on the vessel's cargo to secure the payment of the accounts receivable, subject to the prevailing charter party contract.

The Company derives a significant portion of its revenues from a limited number of customers. During 2025, one of our charterers contributed approximately 9% or $46.4 million of our operating revenues. Whereas our top three charterers contributed between 6.7% and 8.6% each, and in aggregate 23% or approximately $125.1 million of our operating revenues for the year ended December 31, 2025.

During 2024, one of our charterers contributed approximately 12.1% or $63.3 million of our total operating revenues. Whereas our top three charterers contributed between 7.8% and 12.1% each, and in aggregate 29.9% or approximately $153.0 million of our operating revenues for the year ended December 31, 2024. During 2023, one of our charterers contributed approximately 10.1% or $49.7 million. Whereas our top three charterers contributed between 7.0% and 10.0% each, and in aggregate 25.0% or approximately $122.6 million for the year ended December 31, 2023.

Geographic

The Company derives a significant portion of its revenues from activities in a limited number of countries. During 2025, revenue generated from activities in the United States, our primary contributor, was approximately 49.7% or $267.2 million of our operating revenues, and revenue generated from activities in Canada, our second largest contributor, was approximately 9.7% or $52.4 million of our operating revenues.

During 2024, revenue generated from activities in the United States, our primary contributor, was approximately 51.0% or $261.0 million of our operating revenues, and revenue generated from activities in Canada, our second largest contributor, was approximately 8.3% or $42.5 million of our operating revenues. During 2023 revenue generated from activities in the United States, our primary contributor, was approximately 55.3% or $272.8 million of our total operating revenues, and revenue generated from activities in Canada, our second largest contributor, was approximately 9.3% or $45.9 million of our total operating revenues.

Other

As of December 31, 2025, and December 31, 2024, all of the Company’s cash, cash equivalents, restricted cash, and short-term investments were held by large financial institutions that were rated stable or above by internationally recognized rating agencies.